Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2025
Cash and cash equivalents.
Schedule of cash and cash equivalents

	As at December 31
(in EUR 000)	2025	2024
Short term deposit	22,131	28,220
Current accounts	7,870	5,966
Total cash and cash equivalents	30,001	34,186